Expense Example {- Fidelity Advisor® Series Small Cap Fund} - 11.30 Fidelity Advisor Series Small Cap Fund - PRO-10 - Fidelity Advisor® Series Small Cap Fund - Fidelity Advisor Series Small Cap Fund-Default
Jan. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9